LISTING EXPENSES - Schedule of listing expenses of one-time non-recurring nature (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 27, 2022	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Forward Purchase Agreement- Liabilities , Total Amount			$ (13,306)
Forward Purchase Agreement- Assets , Total Amount			$ 42,502
Endurance Acquisition Corp [Member]
Disclosure of detailed information about business combination [line items]
Price Adjustment Shares, Quantity	[1]		27,500
Premium- SPAC shares, Quantity	[2]		14,800
Warrants, Quantity	[3]		18,630
Forward Purchase Agreement- Liabilities , Quantity	[3]		1,605
Price Adjustment Shares,Price	[1]		$ 7.73
Premium- SPAC shares, Price	[2]		10.11
Warrants, Price	[3]		0.22
Forward Purchase Agreement- Liabilities , Price	[3]		$ 8.29
Price Adjustment Shares, Total Amount		$ 212,675	$ 212,675	[1]
Premium- SPAC shares, Total Amount		$ 149,657	149,657	[2]
Warrants, Total Amount	[3]		4,104
Forward Purchase Agreement- Liabilities , Total Amount	[3]		13,306
Forward Purchase Agreement- Assets , Total Amount	[4]		$ 42,502

[1]	See note 16
[2]	Price based on the market price prior to the SPAC transaction.
[3]	Price based on the public price in the closing date
[4]	See note 16.